UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105
                                                      --------

                      OPPENHEIMER CAPITAL APPRECIATION FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2007
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.4%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Las Vegas Sands Corp. 1                             1,007,910   $    78,637,138
--------------------------------------------------------------------------------
Starbucks Corp. 1                                   2,053,300        59,155,573
                                                                ----------------
                                                                    137,792,711
--------------------------------------------------------------------------------
MEDIA--2.0%
Comcast Corp., Cl. A Special, Non-Vtg. 1            4,188,753       113,850,293
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1          4,576,630        52,997,375
                                                                ----------------
                                                                    166,847,668
--------------------------------------------------------------------------------
MULTILINE RETAIL--3.0%
J.C. Penney Co., Inc. (Holding Co.)                 1,345,360       108,274,573
--------------------------------------------------------------------------------
Kohl's Corp. 1                                        615,690        46,373,771
--------------------------------------------------------------------------------
Target Corp.                                        1,534,220        95,781,355
                                                                ----------------
                                                                    250,429,699
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
Staples, Inc.                                       4,304,400       107,868,264
--------------------------------------------------------------------------------
Tiffany & Co.                                         926,780        48,720,825
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                2,152,440        60,203,747
                                                                ----------------
                                                                    216,792,836
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Polo Ralph Lauren Corp., Cl. A                        900,890        87,863,802
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.1%
--------------------------------------------------------------------------------
BEVERAGES--1.6%
Fomento Economico Mexicano SA de CV, UBD            9,569,500        38,137,213
--------------------------------------------------------------------------------
PepsiCo, Inc.                                       1,316,010        89,922,963
                                                                ----------------
                                                                    128,060,176
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Costco Wholesale Corp.                              2,044,810       115,470,421
--------------------------------------------------------------------------------
Sysco Corp.                                         1,765,940        58,487,933
                                                                ----------------
                                                                    173,958,354
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
Cadbury Schweppes plc                               3,587,490        50,471,499
--------------------------------------------------------------------------------
Nestle SA                                             327,863       127,686,684
                                                                ----------------
                                                                    178,158,183
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.2%
Reckitt Benckiser plc                               1,884,099       102,446,158
--------------------------------------------------------------------------------
ENERGY--7.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.7%
Schlumberger Ltd.                                   2,320,610       180,705,901
--------------------------------------------------------------------------------
Smith International, Inc.                           2,231,180       123,852,802
                                                                ----------------
                                                                    304,558,703
--------------------------------------------------------------------------------
OIL & GAS--3.6%
Kinder Morgan Management LLC 1                        895,214        45,861,813
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                          1,918,670       105,469,290
--------------------------------------------------------------------------------
Range Resources Corp.                               1,720,910        66,668,053


                    1 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
XTO Energy, Inc.                                    1,292,710   $    74,990,107
                                                                ----------------
                                                                    292,989,263
--------------------------------------------------------------------------------
FINANCIALS--11.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.5%
Franklin Resources, Inc.                              446,830        60,652,704
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       477,340       110,179,619
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      955,400        96,524,062
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                            675,740        13,888,329
--------------------------------------------------------------------------------
Northern Trust Corp.                                  999,630        65,055,920
--------------------------------------------------------------------------------
UBS AG                                              1,736,200       113,261,251
                                                                ----------------
                                                                    459,561,885
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Chicago Mercantile Exchange (The)                     232,500       123,457,500
--------------------------------------------------------------------------------
INSURANCE--3.8%
American International Group, Inc.                  1,684,400       121,849,496
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)         610,050        62,938,859
--------------------------------------------------------------------------------
Prudential Financial, Inc.                          1,239,560       126,459,911
                                                                ----------------
                                                                    311,248,266
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
CB Richard Ellis Group, Inc., Cl. A 1               1,774,840        66,059,545
--------------------------------------------------------------------------------
HEALTH CARE--13.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Celgene Corp. 1                                     1,095,830        67,108,629
--------------------------------------------------------------------------------
Genentech, Inc. 1                                   1,040,630        83,011,055
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               776,850        64,299,875
                                                                ----------------
                                                                    214,419,559
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
St. Jude Medical, Inc. 1                            1,549,240        66,137,056
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                      1,214,770        48,955,231
                                                                ----------------
                                                                    115,092,287
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Medco Health Solutions, Inc. 1                      1,119,120        87,022,771
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                844,080        45,183,602
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                   1,334,460       108,638,389
                                                                ----------------
                                                                    240,844,762
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.5%
Covance, Inc. 1                                     1,106,140        73,613,617
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                    2,413,780       131,792,388
                                                                ----------------
                                                                    205,406,005
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Allergan, Inc.                                        429,080        53,433,332
--------------------------------------------------------------------------------
Novartis AG                                         1,386,330        77,930,128
--------------------------------------------------------------------------------
Roche Holding AG                                      660,696       121,264,256
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 1,878,000        32,251,602


                    2 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Shire Pharmaceuticals Group plc                     1,842,800   $    43,156,630
                                                                ----------------
                                                                    328,035,948
--------------------------------------------------------------------------------
INDUSTRIALS--9.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--6.2%
Boeing Co.                                          1,423,210       143,160,694
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR           1,200,900        58,219,632
--------------------------------------------------------------------------------
General Dynamics Corp.                                986,820        79,182,437
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 629,770        61,780,437
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                521,710        36,869,246
--------------------------------------------------------------------------------
United Technologies Corp.                           1,891,880       133,472,134
                                                                ----------------
                                                                    512,684,580
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Corporate Executive Board Co. (The)                 1,080,862        71,888,132
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
ABB Ltd.                                            3,234,565        69,191,381
--------------------------------------------------------------------------------
MACHINERY--0.6%
Joy Global, Inc.                                      845,180        47,862,543
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                        1,803,090        78,145,921
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--33.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc. 1                               9,686,150       260,751,158
--------------------------------------------------------------------------------
Corning, Inc. 1                                     5,865,490       146,637,250
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   652,570        53,027,838
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                      2,070,580        88,931,411
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                             656,400       109,014,912
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR      2,208,100        83,863,638
                                                                  --------------
                                                                    742,226,207
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple, Inc. 1                                       1,377,300       167,424,588
--------------------------------------------------------------------------------
EMC Corp. 1                                         6,921,880       116,910,553
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                           2,119,860        68,238,293
                                                                ----------------
                                                                    352,573,434
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.8%
eBay, Inc. 1                                        4,140,240       134,806,214
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                 545,070       271,308,593
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                      2,448,770        70,279,699
                                                                ----------------
                                                                    476,394,506
--------------------------------------------------------------------------------
IT SERVICES--3.9%
Affiliated Computer Services, Inc., Cl. A 1         2,156,050       125,805,518
--------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                         509,300        39,684,656
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                     1,939,180        96,377,246
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                776,340        60,989,270
                                                                ----------------
                                                                    322,856,690


                    3 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.9%
Advanced Micro Devices, Inc. 1                      2,695,310   $    38,462,074
--------------------------------------------------------------------------------
ASML Holding NV 1                                   1,888,300        48,661,491
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                             3,139,280        95,936,397
--------------------------------------------------------------------------------
Microchip Technology, Inc.                          1,728,920        70,159,574
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                    1,180,210        25,610,557
--------------------------------------------------------------------------------
Texas Instruments, Inc.                             1,372,730        48,539,733
                                                                ----------------
                                                                    327,369,826
--------------------------------------------------------------------------------
SOFTWARE--6.1%
Adobe Systems, Inc. 1                               2,596,188       114,439,967
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                       2,428,890        94,410,954
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                    2,104,830        95,664,524
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               678,540        33,160,250
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,737,811        83,968,663
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                     2,365,770        58,103,311
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                506,810        23,946,773
                                                                ----------------
                                                                    503,694,442
--------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------
CHEMICALS--3.4%
Monsanto Co.                                        2,775,220       170,953,552
--------------------------------------------------------------------------------
Praxair, Inc.                                       1,646,900       112,137,421
                                                                ----------------
                                                                    283,090,973
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.4%
America Movil SA de CV, Series L                    1,242,600        75,239,430
--------------------------------------------------------------------------------
American Tower Corp. 1                              2,187,900        94,473,522
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                  1,438,580        52,968,516
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                  723,000        58,902,807
                                                                ----------------
                                                                    281,584,275
                                                                ----------------
Total Common Stocks (Cost $6,104,353,746)                         8,173,586,220
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.29% 2,3  (Cost $61,553,901)               61,553,901        61,553,901
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $6,165,907,647)        99.8%    8,235,140,121
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.2        16,573,041

                                                   -----------------------------
NET ASSETS                                              100.0%  $ 8,251,713,162
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                    4 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                    SHARES             GROSS              GROSS          SHARES
                                                           AUGUST 31, 2006         ADDITIONS         REDUCTIONS    MAY 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl.E,                     --        845,894,240        784,340,339      61,553,901

                                                                                                                       DIVIDEND
                                                                                                          VALUE          INCOME
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl.E                                                 $  61,553,901   $   2,061,830

3. Rate shown is the 7-day yield as of May 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor


                    5 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of May 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                   EXPIRATION  CONTRACT AMOUNT       VALUATION AS OF    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                                    DATES           (000S)          MAY 31, 2007  APPRECIATION  DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling (GBP)                           6/1/07            1,407 (GBP)   $   2,786,632  $         --    $    2,062
Mexican Nuevo Peso (MXN)                               6/1/07           24,098 (MXN)       2,243,900         1,816            --
Swiss Franc (CHF)                                      6/1/07            3,162 (CHF)       2,581,573         3,578            --
                                                                                                      ---------------------------
                                                                                                             5,394         2,062
                                                                                                      ---------------------------
CONTRACTS TO SELL
Japanese Yen (JPY)                                     6/4/07        1,697,994 (JPY)      13,959,793         1,444            --
                                                                                                      ---------------------------
Total unrealized appreciation and depreciation                                                        $      6,838    $    2,062
                                                                                                      ===========================

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                $   6,219,843,156
Federal tax cost of other investments                                (2,700,876)
                                                              ------------------
Total federal tax cost                                        $   6,217,142,280
                                                              ==================


                    6 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Gross unrealized appreciation                                 $   2,114,629,373
Gross unrealized depreciation                                       (99,334,860)
                                                              ------------------
Net unrealized appreciation                                   $   2,015,294,513
                                                              ==================


                    7 | OPPENHEIMER CAPITAL APPRECIATION FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007